Retirement Plans - Plan's Assets at Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	$ 15,183	$ 15,572	$ 19,306
Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value		2,689
Common/Collective Trust, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	12,146	3,221
Common/Collective Trust, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	3,037	5,153
Common/Collective Trust, Money Market [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value		4,509
(Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	15,183	15,572
(Level 1) [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value		2,689
(Level 1) [Member] | Common/Collective Trust, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	12,146	3,221
(Level 1) [Member] | Common/Collective Trust, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	$ 3,037	5,153
(Level 1) [Member] | Common/Collective Trust, Money Market [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value		4,509
(Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value		0
(Level 2) [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value		0
(Level 2) [Member] | Common/Collective Trust, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value		0
(Level 2) [Member] | Common/Collective Trust, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value		0
(Level 2) [Member] | Common/Collective Trust, Money Market [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value		0
(Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value		0
(Level 3) [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value		0
(Level 3) [Member] | Common/Collective Trust, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value		0
(Level 3) [Member] | Common/Collective Trust, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value		0
(Level 3) [Member] | Common/Collective Trust, Money Market [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value		$ 0